SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2025 USD ($) vessel shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Aug. 19, 2025 $ / shares
Subsequent Event [Line Items]
Proceeds from sale of vessels | $		$ 46,127	$ 11,983
Shares option, weighted average exercise price (in dollars per share) | $ / shares		$ 8.63
Subsequent event
Subsequent Event [Line Items]
Proceeds from sale of vessels | $	$ 34,100
Shares issued in period (in shares) | shares	10,000
Dividends payable (in usd per share) | $ / shares				$ 0.20
Subsequent event | Golden Ocean *
Subsequent Event [Line Items]
Number of vessels delivered | vessel	8
Subsequent event | MSC
Subsequent Event [Line Items]
Number of vessels delivered | vessel	7